Inventories - Summary of Inventories (Detail) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Classes of current inventories [abstract]
Leather and other raw materials	€ 13,858	€ 19,700
Goods in process	10,241	9,327
Finished goods	25,435	33,788
Total	€ 49,534	€ 62,815	€ 62,087	€ 70,120